SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	General:

1.	The Ordinary shares of the Company are traded on the NASDAQ Global Market since April 1999.

Ordinary shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in excess assets upon liquidation of the Company, and the right to receive dividends, if declared.

2.
On August 16, 2012, and following the approval of the Company's board of directors, the Company shareholders approved a one-for-five reverse share split of the Company's ordinary shares, (" Reverse Share Split"). The Reverse Share Split was effective on September 27, 2012 and reduced the Company's ordinary shares as of that day to a 6,000,000 and 3,882,945 shares authorized and issued respectively. The exercise price and the number of shares issuable pursuant to our outstanding options have been adjusted pursuant to the terms of such instruments in connection with the Reverse Share Split. No fractional ordinary shares were issued in connection with the Reverse Share Split, and all such fractional shares were rounded to the nearest whole number of ordinary shares.

All share and purchase amounts were adjusted to reflect the one-for-five reverse share split.

3
On May 5, 2011, following the receipt of the approval of the Company's shareholders on March 30, 2011, the Company completed a private placement of 2,500,000 ordinary shares of the Company to Mr. Shlomo (Tom) Wyler, currently the Chief Executive Officer of our subsidiary Optibase Inc. formerly president and director of the Company, who is affiliated with the controlling shareholder of the Company, in consideration for $ 5,000.

4.
On December 31, 2013, following the approval of the Company board of directors and the approval of the Company shareholders the Company (see note 1 b(5) issued a net sum of 1,300,580 ordinary shares in consideration for the purchase of twelve luxury condominium units in Miami Beach, Florida from a private companies indirectly controlled by Capri, The Company's controlling shareholder.

b.	Stock options:

In 1999, the Company adopted an Israeli Option Plan ("1999 Israeli option plan"), and a U.S. Option Plan ("1999 U.S. option plan") (collectively "the 1999 plans"). Under the terms of the above option plans, options may be granted to employees, officers, directors and consultants. Also, the options generally become exercisable monthly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than seven years from the date of the grant.

In May 2003 the Company amended its 1999 Plan to provide for the grant of options to Israeli optionees under Section 102 of the Israeli Tax Ordinance

The exercise price of the options granted under the abovementioned  plans may not be less than the nominal value of the shares into which such options are exercised. Any options, which are forfeited or cancelled before expiration, become available for future grants.

The total number of options available for future grants as of December 31, 2013 was 470,722 .

A summary of the Company's stock option activity, and related information, is as follows:

	Year ended December 31, 2013
			Weighted
			average
	Amount	Weighted average exercise price	Remaining contractual term (years)

Outstanding at the beginning of the year	127,000	$9.76	4.59
Granted	-
Forfeited	(3,000)	$15.8

Outstanding at the end of the year	124,000	$9.61	3.68

Exercisable options at the end of the year	91,587	$9.49	3.32

Options vested and expected to vest at end of year	158,127	$10.68	2.29

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock value as of December 31, 2013 and  the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013. This amount changes based on the fair market value of the Company's stock. As of December 31, 2012 and 2013, the total intrinsic value of outstanding options was $ 0.

As of December 31, 2013, there was $ 94 of total unrecognized compensation cost related to options compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a period of up to four years.

c.	Non-vested shares:

In May 2006, the Board of Directors approved the adoption of the 2006 Israeli Incentive Compensation Plan (the "2006 Plan"). The 2006 Plan provides for the grant of options, restricted shares and restricted share units in accordance with various Israeli tax tracks.

The Company currently uses the 2006 Plan for the grant of restricted shares only. The restricted shares are granted at no consideration and with a vesting schedule of two years, 50% each year. The restricted shares are granted in accordance with the Israeli capital gains tax track. In November 2013, the Company's board of directors approved the increase of number of shares under the 2006 Plan in additional 50,000 shares. As of December 31, 2013 the pool consists of 110,000 Shares, where an aggregate sum of 57,690 ordinary shares has been reserved for issuance under the 2006 Plan.

A summary of the status of the entity's non-vested shares as of December 31, 2013, and changes during the year ended December 31, 2013, is presented below:

Nonvested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2013	6,000	$6.05

Granted	4,000	$5.79
Exercised	(4,000)	$6.37

Non-vested at December 31, 2013	6,000	$5.66

As of December 31, 2013, there was $ 12 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees under the Plan. That cost is expected to be recognized over a period of up to two years.

d.	The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2011, 2012 and 2013, was comprised as follows:

	Year ended December 31,
	2013	2012	2011

General and administrative	$118	$117	$120